Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Loss from Continuing Operations Before Income Tax

The components of loss from continuing operations before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
U.S. operations	$(283,137)	$(92,599)	$(76,881)
Foreign operations	17,006	6,669	5,812

	$(266,131)	$(85,930)	$(71,069)

Income Tax Benefit

The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current income taxes:
U.S. Federal	$(1,175)	$(305)	$1,144
U.S. State	1,619	1,308	2,321
Foreign	6,019	4,429	(2,147)

Total current income taxes	6,463	5,432	1,318

Deferred income taxes:
U.S. Federal	(54,875)	(28,231)	(19,708)
U.S. State	(2,889)	(8,879)	(8,627)
Foreign	(1,243)	(2,577)	5,339

Total deferred income taxes	(59,007)	(39,687)	(22,996)

Total income tax benefit	$(52,544)	$(34,255)	$(21,678)

Difference Between Income Tax Benefit Derived by Applying U.S. Federal Statutory Income Tax Rate to Loss from Continuing Operations Before Income Tax and Income Tax Benefit Recognized

The difference between the income tax benefit derived by applying the U.S. Federal statutory income tax rate of 35% to loss from continuing operations before income tax and the income tax benefit recognized in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes	$(93,144)	$(30,075)	$(24,874)
Add (deduct) the effect of:
State tax benefit, net	(5,315)	(2,594)	(1,071)
Change in state effective tax rates	—	(2,350)	(3,859)
Change in German tax laws	—	—	(379)
Gain on subsidiary stock sale	—	—	2,609
Unrecognized tax benefits	(344)	706	2,460
Goodwill impairment	39,513	—	—
Valuation allowance	2,100	(470)	519
Foreign exchange gain	—	(37)	1,816
Permanent differences and other, net	4,646	565	1,101

	$(52,544)	$(34,255)	$(21,678)

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Deferred tax assets:
Net operating loss carryforwards	$149,142	$124,810
Receivables reserve	22,689	25,615
Other	37,702	35,175

Gross deferred tax assets	209,533	185,600
Valuation allowance	(6,163)	(4,664)

Net deferred tax assets	203,370	180,936

Deferred tax liabilities:
Intangible assets	(392,113)	(398,509)
Foreign earnings repatriation	(12,024)	(14,073)
Other	(7,969)	(10,206)

Gross deferred tax liabilities	(412,106)	(422,788)

Net deferred tax liabilities	$(208,736)	$(241,852)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$17,659	$17,495	$14,294
Additions based on tax positions related to current year	777	372	2,660
Additions for tax positions related to prior years	3,097	477	1,114
Reductions for tax positions of prior years	—	—	—
Reduction due to lapse of statute of limitations	(2,065)	(685)	(474)
Reductions for settlements of tax positions	(25)	—	(99)

Balance, end of year	$19,443	$17,659	$17,495